Transfers of financial assets and servicing assets - Fair value of purchased and originated MSRs, valuation assumptions and sensitivity (Details) - Residential Mortgage - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Originated MSRs
Transfers of financial assets
Fair value of servicing rights	$ 40,058	$ 44,129
Weighted average life	7 years 1 month 6 days	6 years 2 months 12 days
Prepayment speed	7.70%	6.60%
Impact on fair value of 10% adverse change	$ (1,500)	$ (1,115)
Impact on fair value of 20% adverse change	$ (2,359)	$ (2,194)
Discount rate	11.20%	11.30%
Impact on fair value of 10% adverse change	$ (2,079)	$ (1,640)
Impact on fair value of 20% adverse change	(3,452)	(3,175)
Purchased MSRs
Transfers of financial assets
Fair value of servicing rights	$ 81,512	$ 74,266
Weighted average life	7 years 6 months	5 years 10 months 24 days
Prepayment speed	7.60%	7.10%
Impact on fair value of 10% adverse change	$ (1,486)	$ (2,206)
Impact on fair value of 20% adverse change	$ (3,495)	$ (4,312)
Discount rate	11.00%	11.10%
Impact on fair value of 10% adverse change	$ (2,731)	$ (2,740)
Impact on fair value of 20% adverse change	$ (5,832)	$ (5,301)